Financial Instruments - Schedule of Provision Matrix (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Provision Matrix [Line Items]
Total book value	$ 43,886,026	$ 33,135,718
Loss allowance	$ 91,090	$ 7,465,561
Not past due [Member] | Bottom of Range [Member]
Schedule of Provision Matrix [Line Items]
Expected loss rate	0.03%	0.03%
Total book value	$ 7,750,946	$ 514,854
Loss allowance	2,327	170
Up to 180 days past due [Member]
Schedule of Provision Matrix [Line Items]
Total book value	15,168,834	25,252,572
Loss allowance	$ 10,523	$ 97,099
Up to 180 days past due [Member] | Bottom of Range [Member]
Schedule of Provision Matrix [Line Items]
Expected loss rate	0.07%	0.08%
Up to 180 days past due [Member] | Top of Range [Member]
Schedule of Provision Matrix [Line Items]
Expected loss rate	0.70%	91.71%
Up to 365 days past due [Member]
Schedule of Provision Matrix [Line Items]
Total book value	$ 20,966,246	$ 4,290
Loss allowance	$ 78,240	$ 4,290
Up to 365 days past due [Member] | Bottom of Range [Member]
Schedule of Provision Matrix [Line Items]
Expected loss rate	0.70%	72.68%
Up to 365 days past due [Member] | Top of Range [Member]
Schedule of Provision Matrix [Line Items]
Expected loss rate	100.00%	100.00%
Over 366 days past due [Member]
Schedule of Provision Matrix [Line Items]
Expected loss rate	100.00%	100.00%
Total book value		$ 7,364,002
Loss allowance		$ 7,364,002